Details of Subsidiaries and Variable Interest Entities (Detail)	12 Months Ended
Sep. 30, 2015
China Distance Education Limited ("CDEL Hong Kong") | HONG KONG
Subsidiaries And Variable Entities Line Items
Date of establishment	Mar. 13, 2003
Place of establishment	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Investment holding and provision of education services
Practice Enterprises Network China International Links Limited ("Pencil") | HONG KONG
Subsidiaries And Variable Entities Line Items
Date of establishment	Feb. 23, 2010
Place of establishment	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
DL Education Service , LLC ("DL Education") | UNITED STATES
Subsidiaries And Variable Entities Line Items
Date of establishment	Sep. 27, 2012
Place of establishment	US
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology") | People's Republic of China
Subsidiaries And Variable Entities Line Items
Date of establishment	Jan. 05, 2004
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co Ltd ("Champion Education Technology") | People's Republic of China
Subsidiaries And Variable Entities Line Items
Date of establishment	Apr. 23, 2007
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Software licensing and course production
China Healthcare Investment Limited ("China Healthcare Investment") | British Virgin Islands
Subsidiaries And Variable Entities Line Items
Date of establishment	May 20, 2015
Place of establishment	BVI
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
China Healthcare Education Limited ("China Healthcare Education") | HONG KONG
Subsidiaries And Variable Entities Line Items
Date of establishment	Jul. 24, 2015
Place of establishment	Hong Kong
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
Beijing Champion Accounting Education Technology ("Champion Accounting") | People's Republic of China
Subsidiaries And Variable Entities Line Items
Date of establishment	Jul. 28, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company	100.00%
Principal activities	Inactive
Beijing Champion Hi-Tech Co Ltd ("Beijing Champion") | People's Republic of China
Subsidiaries And Variable Entities Line Items
Date of establishment	Jul. 12, 2000
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services and sales of books and reference materials
Beijing Caikaowang Company Ltd ("Caikaowang") | People's Republic of China
Subsidiaries And Variable Entities Line Items
Date of establishment	Nov. 28, 2007
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Champion Wangge Education Technology Co Ltd ("Champion Wangge") | People's Republic of China
Subsidiaries And Variable Entities Line Items
Date of establishment	Jun. 24, 2008
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online education services
Beijing Zhengbao Yucai Education Technology Co Ltd ("Zhengbao Yucai") | People's Republic of China
Subsidiaries And Variable Entities Line Items
Date of establishment	Feb. 19, 2009
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of start-up training services
Beijing Haidian District Champion Training School ("Beijing Training School") | People's Republic of China
Subsidiaries And Variable Entities Line Items
Date of establishment	Feb. 19, 2009
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Provision of online and offline education services
Beijing Champion Culture Development Co., Ltd. ("Champion Culture") | People's Republic of China
Subsidiaries And Variable Entities Line Items
Date of establishment	Jun. 03, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Inactive
Nanjing Champion Training School ("Nanjing Training School") | People's Republic of China
Subsidiaries And Variable Entities Line Items
Date of establishment	Jul. 03, 2015
Place of establishment	PRC
Percentage of legal ownership by the Company
Principal activities	Inactive